Equity (Tables)	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Schedule of warrants outstanding and exercisable
	Warrants	Weighted Average Exercise Price
Warrants outstanding, as of December 31, 2019	-	$-
Issued	409,952	5.00
Exercised	(409,952)	5.00
Expired	-	-

Warrants outstanding, as of December 31, 2020	-	-
Issued	600,000	$6.00
Exercised	-	-
Expired	-	-

Warrants outstanding, as of December 31, 2021	600,000	$6.00

Warrants exercisable, as of December 31, 2021	600,000	$6.00